Guarantor/Non-Guarantor Unaudited Condensed Consolidated Financial Information - Condensed Consolidating Statement of Operations and Comprehensive Loss (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue	$ 185,380				$ 204,329					$ 848,972	$ 817,204	$ 787,314
Direct contract expense	145,275				160,635					669,504	632,831	603,481
Gross profit	40,105	42,822	46,633	46,319	43,694	47,673	46,472	46,681	43,547	179,468	184,373	183,833
Operating expenses	18,864				22,250					84,128	91,494	83,035
General and administrative	18,993				11,804					53,139	52,441	65,305
Operating income (loss)	2,248				9,640					42,201	40,438	35,493
Other income (expense):
Interest income	11				17					55	78	45
Interest expense	(18,948)				(18,919)					(75,700)	(74,934)	(73,919)
Other	(28)				(15)					(84)	(55)	32
Total other (expense) income	(18,965)				(18,917)					(71,816)	(74,911)	(72,903)
(Loss) income before taxes	(16,717)				(9,277)					(29,615)	(34,473)	(37,410)
Income tax expense	(1,745)				(1,744)					(6,977)	(6,974)	(6,974)
Net income (loss)	(18,462)	(9,353)	(7,087)	(9,131)	(11,021)	(9,526)	(8,866)	(10,245)	(12,810)	(36,592)	(41,447)	(44,384)
Other comprehensive income:
Postretirement actuarial gains										279	26	55
Comprehensive income (loss)	(18,462)				(11,021)					(36,313)	(41,421)	(44,329)
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue	183,384				202,057					839,608	802,664	769,467
Direct contract expense	144,060				159,162					663,380	624,788	593,600
Gross profit	39,324				42,895					176,228	177,876	175,867
Operating expenses	18,385				21,621					81,838	88,736	79,871
General and administrative	18,983				11,734					52,491	52,123	64,374
Operating income (loss)	1,956				9,540					41,899	37,017	31,622
Other income (expense):
Interest income	11				17					55	78	45
Interest expense	(18,948)				(18,919)					(75,700)	(74,934)	(73,919)
Other	(28)				(15)					(200)	(63)	(535)
Equity in net income (loss) of subsidiaries	292				100					418	3,429	4,438
Total other (expense) income	(18,673)				(18,817)					(71,514)	(71,490)	(69,032)
(Loss) income before taxes	(16,717)				(9,277)					(29,615)	(34,473)	(37,410)
Income tax expense	(1,745)				(1,744)					(6,977)	(6,974)	(6,974)
Net income (loss)	(18,462)				(11,021)					(36,592)	(41,447)	(44,384)
Other comprehensive income:
Postretirement actuarial gains										279	26	55
Comprehensive income (loss)	(18,462)				(11,021)					(36,313)	(41,421)	(44,329)
Guarantor Companies [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue	1,771				2,218					8,627	14,015	17,025
Direct contract expense	1,091				1,337					5,638	7,743	9,333
Gross profit	680				881					2,989	6,272	7,692
Operating expenses	392				560					1,972	2,531	3,076
General and administrative	1				49					604	156	620
Operating income (loss)	287				272					413	3,585	3,996
Other income (expense):
Other										116	9	568
Total other (expense) income										116	9	568
(Loss) income before taxes	287				272					529	3,594	4,564
Net income (loss)	287				272					529	3,594	4,564
Other comprehensive income:
Postretirement actuarial gains
Comprehensive income (loss)	287				272					529	3,594	4,564
Non-Guarantor Companies [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue	225				54					737	525	822
Direct contract expense	124				136					486	300	548
Gross profit	101				(82)					251	225	274
Operating expenses	87				69					318	227	88
General and administrative	9				21					44	162	311
Operating income (loss)	5				(172)					(111)	(164)	(125)
Other income (expense):
Other											(1)	(1)
Total other (expense) income											(1)	(1)
(Loss) income before taxes	5				(172)					(111)	(165)	(126)
Net income (loss)	5				(172)					(111)	(165)	(126)
Other comprehensive income:
Postretirement actuarial gains
Comprehensive income (loss)	5				(172)					(111)	(165)	(126)
Eliminations [Member]
Other income (expense):
Equity in net income (loss) of subsidiaries	(292)				(100)					(418)	(3,429)	(4,438)
Total other (expense) income	(292)				(100)					(418)	(3,429)	(4,438)
(Loss) income before taxes	(292)				(100)					(418)	(3,429)	(4,438)
Net income (loss)	(292)				(100)					(418)	(3,429)	(4,438)
Other comprehensive income:
Postretirement actuarial gains
Comprehensive income (loss)	$ (292)				$ (100)					$ (418)	$ (3,429)	$ (4,438)